TAXATION - Income tax expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Contingency [Line Items]
Deferred income tax expense (benefit)	¥ (986)	¥ 60,516
Total income tax expense	46,500	109,454	¥ 44,737
PRC, excluding Hong Kong SAR
Income Tax Contingency [Line Items]
Current income tax expense	47,224	48,938	¥ 44,737
Deferred income tax expense (benefit)	(986)	¥ 60,516
HONG KONG
Income Tax Contingency [Line Items]
Current income tax expense	128
UNITED STATES
Income Tax Contingency [Line Items]
Current income tax expense	¥ 134